Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Salaries and share-based payments	$ (24,105)	$ (30,040)
Professional services	(7,608)	(10,051)
Insurance, duties and other	(5,668)	(9,370)
Travel, motor vehicle and meals	(1,018)	(1,152)
Hosting and telecommunications	(402)	(560)
Advertising and promotion	(491)	(333)
General and administrative expenses	$ (39,292)	$ (51,506)